Fair Value Measurements - Schedule of Cumulative Basis Adjustments for Fair Value Hedges (Details) - Long-term debt - Fair Value Hedges - USD ($) $ in Millions	Mar. 31, 2019	Dec. 31, 2018
Derivatives, Fair Value [Line Items]
Carrying amount of hedged liabilities	$ 18,752	$ 18,903
Cumulative amount of fair value hedging adjustment included in the carrying amount of the hedged liabilities	$ (205)	$ (785)